ACCOUNTS RECEIVABLE (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
ACCOUNTS RECEIVABLE
Trade accounts receivable	$ 804,044	$ 1,660,168	$ 1,907,196
Less: allowance for credit losses	(232,206)	(203,960)	(173,267)
Total accounts receivable	$ 571,838	$ 1,456,208	$ 1,733,929